Financial instruments: classification (Tables)	6 Months Ended
Jun. 30, 2020
Financial instruments: classification
Schedule of classification for financial assets

			Amortised	Other
	MFVTPL(1)	FVOCI (2)	cost	assets	Total
Assets	£m	£m	£m	£m	£m
Cash and balances at central banks	—	—	100,281	—	100,281
Trading assets	72,402	—	—	—	72,402
Derivatives (3)	183,419	—	—	—	183,419
Settlement balances	—	—	7,806	—	7,806
Loans to banks - amortised cost (4)	—	—	12,972	—	12,972
Loans to customers - amortised cost (5)	—	—	352,341	—	352,341
Other financial assets	656	50,445	11,626	—	62,727
Intangible assets	—	—	—	6,602	6,602
Other assets	—	—	—	8,337	8,337
30 June 2020	256,477	50,445	485,026	14,939	806,887

			Amortised	Other
	MFVTPL(1)	FVOCI (2)	cost	assets	Total
	£m	£m	£m	£m	£m
Cash and balances at central banks	—	—	77,858	—	77,858
Trading assets	76,745	—	—	—	76,745
Derivatives (3)	150,029	—	—	—	150,029
Settlement balances	—	—	4,387	—	4,387
Loans to banks - amortised cost (4)	—	—	10,689	—	10,689
Loans to customers - amortised cost(5)	—	—	326,947	—	326,947
Other financial assets	715	49,283	11,454	—	61,452
Intangible assets	—	—	—	6,622	6,622
Other assets	—	—	—	8,310	8,310
31 December 2019	227,489	49,283	431,335	14,932	723,039

Schedule of classification for financial liabilities

	Held-for-		Amortised	Other
	trading	DFV (6)	cost	liabilities	Total
Liabilities	£m	£m	£m	£m	£m
Bank deposits (7)	—	—	21,119	—	21,119
Customer deposits	—	—	408,268	—	408,268
Settlement balances	—	—	6,895	—	6,895
Trading liabilities	75,540	—	—	—	75,540
Derivatives (8)	179,859	—	—	—	179,859
Other financial liabilities	—	2,119	47,562	—	49,681
Subordinated liabilities	—	734	12,824	—	13,558
Other liabilities (9)	—	—	4,146	4,760	8,906
30 June 2020	255,399	2,853	500,814	4,760	763,826
Bank deposits (7)	—	—	20,493	—	20,493
Customer deposits	—	—	369,247	—	369,247
Settlement balances	—	—	4,069	—	4,069
Trading liabilities	73,949	—	—	—	73,949
Derivatives (8)	146,879	—	—	—	146,879
Other financial liabilities	—	2,258	42,962	—	45,220
Subordinated liabilities	—	724	9,255	—	9,979
Other liabilities (9)	—	—	4,029	5,618	9,647
31 December 2019	220,828	2,982	450,055	5,618	679,483

Notes:

(1)	Mandatory fair value through profit or loss.
(2)	Fair value through other comprehensive income
(3)	Includes net hedging derivatives of £298 million (31 December 2019 - £202 million).
(4)	Includes items in the course of collection from other banks of £57 million (31 December 2019 - £50 million).
(5)	Includes finance lease receivables.
(6)	Designated as at fair value through profit or loss.
(7)	Includes items in the course of transmission to other banks of nil (31 December 2019 - £2 million).
(8)	Includes net hedging derivatives of £44 million (31 December 2019 - £22 million).
(9)	Includes lease liabilities of £1,781 million (31 December 2019 - £1,823 million).

Schedule of financial assets and liabilities

	30 June	31 December
	2020	2019
	£m	£m
Reverse repos
Trading assets	18,909	24,095
Loans to banks - amortised cost	512	165
Loans to customers - amortised cost	17,569	10,649

Repos
Bank deposits	627	2,597
Customer deposits	1,337	1,765
Trading liabilities	23,767	27,885

Schedule of financial assets and liabilities at fair value by valuation hierarchy

	30 June 2020			31 December 2019
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
	£m	£m	£m	£m	£m	£m
Assets
Trading assets
Loans	—	46,646	422	—	46,172	449
Securities	17,983	7,185	166	20,865	8,704	555
Derivatives	—	182,104	1,315	—	148,800	1,229
Other financial assets	—	—	—	—	—	—
Loans	—	269	278	—	307	58
Securities	41,030	9,196	328	41,044	8,326	263
Total financial assets held at fair value	59,013	245,400	2,509	61,909	212,309	2,554

Liabilities
Trading liabilities
Deposits	—	52,969	29	—	50,944	56
Debt securities in issue	—	2,069	15	—	1,703	59
Short positions	15,365	5,093	—	15,565	5,622	—
Derivatives	—	178,895	964	—	145,818	1,061
Other financial liabilities	—	—	—	—	—	—
Debt securities in issue	—	1,769	—	—	2,117	141
Other deposits	—	350	—	—	—	—
Subordinated liabilities	—	734	—	—	724	—
Total financial liabilities held at fair value	15,365	241,879	1,008	15,565	206,928	1,317

Notes:

(1)

Level 1 - Instruments valued using unadjusted quoted prices in active and liquid markets, for identical financial instruments. Examples include government bonds, listed equity shares and certain exchange-traded derivatives.

Level 2 - Instruments valued using valuation techniques that have observable inputs. Examples include most government agency securities, investment-grade corporate bonds, certain mortgage products, including CLOs, most bank loans, repos and reverse repos, less liquid listed equities, state and municipal obligations, most notes issued, and certain money market securities and loan commitments and most OTC derivatives.

Level 3 - Instruments valued using a valuation technique where at least one input which could have a significant effect on the instrument's valuation, is not based on observable market data. Examples include cash instruments which trade infrequently, certain syndicated and commercial mortgage loans, certain emerging markets and derivatives with unobservable model inputs.

(2)	Transfers between levels are deemed to have occurred at the beginning of the quarter in which the instrument was transferred. There were no significant transfers between level 1 and level 2.
(3)

For an analysis of debt securities held at mandatorily fair value through profit or loss by issuer as well as ratings and derivatives, by type and contract, refer to Capital and Risk management – Credit risk.

(4)

The determination of an instrument’s level cannot be made at a global product level as a single product type can be in more than one level. For example, a single name corporate credit default swap could be in level 2 or level 3 depending on whether the reference counterparty’s obligations are liquid or illiquid.

Schedule financial instruments carried at fair value on the balance sheet by valuation sensitivities for level 3 balances

	30 June 2020			31 December 2019
	Level 3	Favourable	Unfavourable	Level 3	Favourable	Unfavourable
	£m	£m	£m	£m	£m	£m
Assets
Trading assets
Loans	422	10	(10)	449	10	(10)
Securities	166	10	—	555	—	—
Derivatives	—	—	—	—	—	—
Interest rate	1,115	120	(120)	1,015	160	(160)
Foreign exchange	82	10	(10)	98	10	(10)
Other	118	10	(10)	116	10	(10)
Other financial assets
Loans	278	10	(10)	58	—	—
Securities	328	70	(10)	263	80	(20)
Total financial assets held at fair value	2,509	240	(170)	2,554	270	(210)

Liabilities
Trading liabilities
Deposits	29	—	—	56	—	—
Debt securities in issue	15	—	(20)	59	—	—
Derivatives	—	—	—	—	—	—
Interest rate	529	70	(60)	630	70	(70)
Foreign exchange	240	—	—	222	10	(10)
Other	195	10	(10)	209	20	(10)
Other financial liabilities
Debt securities in issue	—	—	—	141	10	(10)
Total financial liabilities held at fair value	1,008	80	(90)	1,317	110	(100)

Schedule of movement in level 3 assets and liabilities

	Half year ended 30 June 2020				Half year ended 30 June 2019
	Trading	Other financial	Total	Total	Trading	Other financial	Total	Total
	assets (1)	assets (2)	assets	liabilities	assets (1)	assets (2)	assets	liabilities
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January	2,233	321	2,554	1,317	2,657	643	3,300	1,957
Amount recorded in the income statement (3)	313	(1)	312	97	(113)	4	(109)	260
Amount recorded in the statement of comprehensive income	—	62	62	—	—	75	75	—
Level 3 transfers in	133	207	340	6	158	2	160	161
Level 3 transfers out	(101)	—	(101)	(337)	(462)	(53)	(515)	(239)
Issuances	—	—	—	—	—	—	—	23
Purchases	366	10	376	100	290	2	292	216
Settlements	(113)	—	(113)	(14)	(73)	(6)	(79)	(171)
Sales	(933)	(1)	(934)	(164)	(249)	(157)	(406)	(419)
Foreign exchange and other adjustments	5	8	13	3	3	(3)	—	2
At 30 June	1,903	606	2,509	1,008	2,211	507	2,718	1,790

Amounts recorded in the income statement in respect of balances held at year end
- unrealised	313	(1)	312	97	(112)	2	(110)	260

Notes:

(1)	Trading assets comprise assets held at fair value in trading portfolios.
(2)	Other financial assets comprise fair value through other comprehensive income, designated at fair value through profit or loss and other fair value through profit or loss.
(3)

£215 million net gains on trading assets and liabilities (30 June 2019 - £383 million losses) were recorded in income from trading activities. Net gains on other instruments of nil (30 June 2019 - £14 million gains) were recorded in other operating income and interest income as appropriate.

Schedule of financial instruments valuation adjustments

	30 June	31 December
	2020	2019
	£m	£m
Funding - FVA	188	244
Credit - CVA	445	386
Bid - Offer	148	165
Product and deal specific	170	238
	951	1,033

Schedule of carrying value and fair value of financial instruments carried at amortised cost on the balance sheet

	Items where fair value
	approximates	Carrying		Fair value hierarchy level
	carrying value	value	Fair value	Level 1	Level 2	Level 3
30 June 2020	£bn	£bn	£bn	£bn	£bn	£bn
Financial assets
Cash and balances at central banks	100.3	—	—	—	—	—
Settlement balances	7.8	—	—	—	—	—
Loans to banks	0.1	12.9	12.9	—	7.6	5.3
Loans to customers	—	352.3	351.0	—	17.9	333.1
Other financial assets Securities	—	11.6	11.8	6.2	2.5	3.1

Financial liabilities
Bank deposits	4.6	16.5	16.5	—	10.2	6.3
Customer deposits	349.3	59.0	59.0	—	7.0	52.0
Settlement balances	6.9	—	—	—	—	—
Other financial liabilities Debt securities in issue	—	47.6	48.0	—	41.8	6.2
Subordinated liabilities	—	12.8	13.4	—	13.3	0.1
Other liabilities - notes in circulation	2.1	—	—	—	—	—

31 December 2019
Financial assets
Cash and balances at central banks	77.9	—	—	—	—	—
Settlement balances	4.4	—	—	—	—	—
Loans to banks	—	10.7	10.7	—	6.2	4.5
Loans to customers	—	326.9	324.0	—	11.0	313.0
Other financial assets Securities	—	11.5	11.6	5.9	2.8	2.9

Financial liabilities
Bank deposits	4.1	16.4	16.5	—	12.2	4.3
Customer deposits	312.4	56.8	56.9	—	7.5	49.4
Settlement balances	4.1	—	—	—	—	—
Other financial liabilities Debt securities in issue	—	43.0	43.7	—	38.5	5.2
Subordinated liabilities	—	9.3	10.0	—	9.9	0.1
Other liabilities - notes in circulation	2.2	—	—	—	—	—